FINANCIAL INSTRUMENTS - Disclosure of Notional Principal by Terms of Maturity and the Fair Value of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value asset	$ 44	$ 146
Fair value liabilities	(38)	(1)
Collateral pledged	182	23
Notional principal	11,618	7,469
Bond futures
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value asset	0	9
Fair value liabilities	(25)	0
Collateral pledged	78	22
Notional principal	1,504	730
Foreign exchange forwards
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value asset	7	10
Fair value liabilities	(13)	0
Collateral pledged	3	1
Notional principal	2,630	846
Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value asset		0
Fair value liabilities		0
Collateral pledged		0
Notional principal		1
Cross currency swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value asset	1	0
Fair value liabilities	0	0
Collateral pledged	0	0
Notional principal	17	18
Interest rate swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value asset	1	0
Fair value liabilities	0	(1)
Collateral pledged	0	0
Notional principal	15	72
Options
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value asset	35	127
Fair value liabilities	0	0
Collateral pledged	101	0
Notional principal	7,452	5,802
Within 1 year
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	11,078	7,320
Within 1 year | Bond futures
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	1,504	730
Within 1 year | Foreign exchange forwards
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	2,564	787
Within 1 year | Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal		1
Within 1 year | Cross currency swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	9	0
Within 1 year | Interest rate swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	0	0
Within 1 year | Options
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	7,001	5,802
1-3 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	517	69
1-3 years | Bond futures
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	0	0
1-3 years | Foreign exchange forwards
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	66	59
1-3 years | Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal		0
1-3 years | Cross currency swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	0	10
1-3 years | Interest rate swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	0	0
1-3 years | Options
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	451	0
4-5 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	0	1
4-5 years | Bond futures
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	0	0
4-5 years | Foreign exchange forwards
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	0	0
4-5 years | Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal		0
4-5 years | Cross currency swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	0
4-5 years | Interest rate swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	0	1
4-5 years | Options
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	0	0
Over 5 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	23	79
Over 5 years | Bond futures
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	0	0
Over 5 years | Foreign exchange forwards
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	0	0
Over 5 years | Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal		0
Over 5 years | Cross currency swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	8	8
Over 5 years | Interest rate swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	15	71
Over 5 years | Options
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional principal	$ 0	$ 0